Related Party Transactions Good one (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Fee for accounting services		$ 37,550	$ 30,000	$ 130,550	$ 60,000	$ 100,000	$ 148,000
Management fee - related party		120,000	75,000	240,000	150,000	$ 300,000	305,000
Number of Shares issued						1,662,941
Professional fees paid		118,979	52,341	316,824	104,791	$ 396,112	166,165
TBG Holdings Corp. [Member]
Related Party Transaction [Line Items]
Fee for accounting services	$ 25,000
Management fee - related party		120,000	75,000	240,000	150,000	300,000	305,000
Management agreement description	Pursuant to an agreement dated June 2013 and amended on May 20, 2019, TBG, was engaged to provide business advisory services, manage and direct our public relations, provide recruiting services, develop and maintain material for market makers and investment bankers, provide general administrative services, and respond to incoming investor relations calls. TBG is owned in part by Neil Swartz, the Company’s Chief Executive Officer and director, and a significant stockholder of the Company, and Timothy Hart, the Company’s Chief Financial Officer and director, and a significant stockholder of the Company. Under this agreement, we pay TBG a revised monthly fee of $40,000.
Monthly management fee	$ 40,000
R3 Accounting LLC [Member]
Related Party Transaction [Line Items]
Fee for accounting services		$ 37,550	$ 30,000	$ 130,550	$ 60,000	$ 100,000	$ 148,000
Advisors [Member]
Related Party Transaction [Line Items]
Number of Shares issued						100,000
Professional fees paid						$ 55,000